Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (3.7%)
*	Lumen Technologies Inc.	2,110,387	15,490
	TEGNA Inc.	343,154	6,441
*	EchoStar Corp. Class A	250,444	6,334
*	Ziff Davis Inc.	92,809	5,462
	John Wiley & Sons Inc. Class A	85,543	4,464
*	IAC Inc.	88,057	4,168
	Cable One Inc.	9,563	4,018
	Telephone & Data Systems Inc.	101,171	3,458
*	QuinStreet Inc.	114,731	2,613
	Scholastic Corp.	51,846	1,368
*	Thryv Holdings Inc.	70,884	1,121
	Shutterstock Inc.	24,840	787
*	Consolidated Communications Holdings Inc.	156,722	732
*	TechTarget Inc.	22,617	726
*	Gogo Inc.	66,335	533
			57,715
Consumer Discretionary (12.5%)
	Bath & Body Works Inc.	463,252	16,788
	VF Corp.	686,526	13,888
	Newell Brands Inc.	863,217	8,278
	Academy Sports & Outdoors Inc.	149,617	7,369
*	Etsy Inc.	133,333	7,315
*	Brinker International Inc.	53,560	7,084
*	Penn Entertainment Inc.	310,400	6,702
*	Hanesbrands Inc.	729,835	6,350
*	Victoria's Secret & Co.	162,486	6,311
*	Asbury Automotive Group Inc.	21,132	5,491
	Advance Auto Parts Inc.	123,692	5,115
	Phinia Inc.	90,605	5,081
*	Foot Locker Inc.	170,999	4,301
	Wolverine World Wide Inc.	166,046	3,851
	Leggett & Platt Inc.	278,440	3,506
*	Adient plc	181,068	3,482
*	Helen of Troy Ltd.	47,361	3,473
[1]	Kohl's Corp.	230,952	3,457
*	Sonos Inc.	251,218	3,419
*	Tri Pointe Homes Inc.	75,826	3,301
*	Sally Beauty Holdings Inc.	213,125	2,969
	Strategic Education Inc.	29,871	2,952
	Dana Inc.	268,242	2,682
	Cheesecake Factory Inc.	52,460	2,657
	Cracker Barrel Old Country Store Inc.	46,095	2,561
	Century Communities Inc.	28,091	2,538
*	Topgolf Callaway Brands Corp.	294,360	2,478
*	Dorman Products Inc.	17,493	2,449
*	G-III Apparel Group Ltd.	82,228	2,436
	LCI Industries	19,569	2,364
*	Revelyst Inc.	120,778	2,283
	Caleres Inc.	72,994	2,268
	Sonic Automotive Inc. Class A	30,267	2,093
*	National Vision Holdings Inc.	163,164	1,974
*	Dream Finders Homes Inc. Class A	57,494	1,913
*	LGI Homes Inc.	17,196	1,883
*	BJ's Restaurants Inc.	48,088	1,848
	La-Z-Boy Inc.	40,170	1,818
*	ODP Corp.	69,859	1,794
	Papa John's International Inc.	35,957	1,792
	Monro Inc.	62,182	1,749
*	Fox Factory Holding Corp.	53,791	1,747
*	American Axle & Manufacturing Holdings Inc.	244,184	1,614
	Winnebago Industries Inc.	26,442	1,548
	Perdoceo Education Corp.	56,412	1,548

		Shares	Market Value ($000)
	Upbound Group Inc.	44,459	1,529
*	Gentherm Inc.	35,136	1,479
*	Sabre Corp.	376,407	1,472
	Standard Motor Products Inc.	42,831	1,408
*	MarineMax Inc.	40,787	1,400
	Sturm Ruger & Co. Inc.	34,994	1,333
	Shoe Carnival Inc.	36,655	1,237
	Buckle Inc.	23,598	1,229
	Bloomin' Brands Inc.	80,095	1,116
*	Leslie's Inc.	383,560	882
	Ethan Allen Interiors Inc.	27,651	850
*	Mister Car Wash Inc.	104,112	833
	Worthington Enterprises Inc.	19,943	816
	Golden Entertainment Inc.	16,993	573
			194,677
Consumer Staples (3.2%)
	PriceSmart Inc.	52,170	4,682
*	Grocery Outlet Holding Corp.	203,315	4,270
	Edgewell Personal Care Co.	102,413	3,746
*	Central Garden & Pet Co. Class A	108,667	3,672
*	TreeHouse Foods Inc.	97,048	3,333
*	Chefs' Warehouse Inc.	71,939	3,216
*	United Natural Foods Inc.	123,392	3,064
	Universal Corp.	51,274	2,929
	WK Kellogg Co.	137,254	2,855
	Energizer Holdings Inc.	73,239	2,791
*	Simply Good Foods Co.	69,965	2,784
	Fresh Del Monte Produce Inc.	69,632	2,350
*	Hain Celestial Group Inc.	186,524	1,542
	Andersons Inc.	31,348	1,496
	SpartanNash Co.	70,061	1,330
	B&G Foods Inc.	164,362	1,098
	National Beverage Corp.	21,858	1,080
*	USANA Health Sciences Inc.	22,917	883
*	Central Garden & Pet Co.	19,099	759
	John B Sanfilippo & Son Inc.	8,774	758
	MGP Ingredients Inc.	12,268	568
	Tootsie Roll Industries Inc.	13,063	432
			49,638
Energy (2.3%)
	Crescent Energy Co. Class A	318,480	4,736
	Cactus Inc. Class A	52,449	3,601
	World Kinect Corp.	122,773	3,554
	Peabody Energy Corp.	143,829	3,430
	Helmerich & Payne Inc.	94,354	3,268
*	Talos Energy Inc.	258,272	2,906
	Patterson-UTI Energy Inc.	334,383	2,809
*	Bristow Group Inc. Class A	51,135	1,954
*	Green Plains Inc.	134,634	1,454
*	Comstock Resources Inc.	92,199	1,436
*	ProPetro Holding Corp.	166,541	1,399
*	Nabors Industries Ltd.	18,677	1,371
*	Innovex International Inc.	71,560	1,164
	Core Laboratories Inc.	54,555	1,110
*	Vital Energy Inc.	29,030	953
	CVR Energy Inc.	31,834	616
			35,761
Financials (27.5%)
	Comerica Inc.	275,340	19,893
	Jackson Financial Inc. Class A	156,149	15,645
*	Mr Cooper Group Inc.	133,811	13,203
	Lincoln National Corp.	353,166	12,551
	Ameris Bancorp	134,248	9,435
	United Community Banks Inc.	247,345	8,363
	Fulton Financial Corp.	377,518	8,147
	Atlantic Union Bankshares Corp.	186,282	7,904
	HA Sustainable Infrastructure Capital Inc.	241,631	7,578
	Community Financial System Inc.	109,075	7,551

		Shares	Market Value ($000)
	First Hawaiian Inc.	265,486	7,330
*	Genworth Financial Inc. Class A	896,113	6,990
	Blackstone Mortgage Trust Inc. Class A	359,980	6,919
	BankUnited Inc.	155,086	6,524
	CVB Financial Corp.	272,465	6,381
	Independent Bank Corp.	88,148	6,381
	Simmons First National Corp. Class A	260,550	6,373
	Virtu Financial Inc. Class A	170,118	6,347
	WaFd Inc.	168,509	6,164
*	StoneX Group Inc.	58,705	6,091
	Bread Financial Holdings Inc.	103,075	6,064
	StepStone Group Inc. Class A	91,066	6,000
	First Financial Bancorp	198,123	5,851
*	Enova International Inc.	54,765	5,778
	Piper Sandler Cos.	16,760	5,748
[1]	Arbor Realty Trust Inc.	391,119	5,738
	Provident Financial Services Inc.	270,741	5,718
	Pacific Premier Bancorp Inc.	199,991	5,680
	ServisFirst Bancshares Inc.	56,241	5,387
	Banner Corp.	71,515	5,334
	Seacoast Banking Corp. of Florida	175,388	5,255
	Moelis & Co. Class A	67,159	5,170
	Radian Group Inc.	140,473	5,027
	Independent Bank Group Inc.	74,857	5,009
	Trustmark Corp.	127,088	4,970
	Renasant Corp.	131,875	4,961
	Banc of California Inc.	285,778	4,924
*	NCR Atleos Corp.	150,062	4,924
	NBT Bancorp Inc.	97,919	4,908
	Mercury General Corp.	55,182	4,357
	Stewart Information Services Corp.	57,447	4,314
	Walker & Dunlop Inc.	37,932	4,179
	Cathay General Bancorp	79,399	4,130
	FB Financial Corp.	72,643	4,101
	WSFS Financial Corp.	67,643	4,060
	First Bancorp	85,668	4,052
	Bank of Hawaii Corp.	49,478	3,908
	Northwest Bancshares Inc.	264,356	3,881
	Assured Guaranty Ltd.	41,069	3,831
	National Bank Holdings Corp. Class A	78,713	3,758
	PJT Partners Inc. Class A	21,235	3,554
	Horace Mann Educators Corp.	84,614	3,543
*	Axos Financial Inc.	41,560	3,443
*	Payoneer Global Inc.	315,156	3,438
	Veritex Holdings Inc.	112,858	3,432
	Hope Bancorp Inc.	250,661	3,414
	Park National Corp.	17,809	3,390
	BGC Group Inc. Class A	330,128	3,215
	Artisan Partners Asset Management Inc. Class A	63,844	3,115
	Stellar Bancorp Inc.	98,934	3,068
	Hilltop Holdings Inc.	95,773	3,031
	Cohen & Steers Inc.	28,367	2,969
	Employers Holdings Inc.	51,582	2,752
	Safety Insurance Group Inc.	30,813	2,645
	Dime Community Bancshares Inc.	73,099	2,623
	Ready Capital Corp.	349,601	2,577
	Navient Corp.	163,687	2,550
	PennyMac Mortgage Investment Trust	180,567	2,454
*	Encore Capital Group Inc.	49,195	2,420
	Brookline Bancorp Inc.	184,411	2,322
*	NMI Holdings Inc. Class A	57,939	2,317
	Franklin BSP Realty Trust Inc.	170,084	2,225
	First Commonwealth Financial Corp.	114,386	2,154
	Lakeland Financial Corp.	28,062	2,061
	Tompkins Financial Corp.	26,012	1,985
	BancFirst Corp.	15,633	1,974
*	Trupanion Inc.	35,961	1,917
	Heritage Financial Corp.	71,624	1,894
	Eagle Bancorp Inc.	62,664	1,840
	Central Pacific Financial Corp.	56,184	1,793

		Shares	Market Value ($000)
*	ProAssurance Corp.	106,220	1,776
*	PRA Group Inc.	81,915	1,737
	Capitol Federal Financial Inc.	253,588	1,694
	Hanmi Financial Corp.	62,451	1,652
	City Holding Co.	12,206	1,603
	S&T Bancorp Inc.	37,326	1,597
	TrustCo Bank Corp.	39,473	1,470
	KKR Real Estate Finance Trust Inc.	120,961	1,407
*	EZCORP Inc. Class A	107,460	1,375
	Berkshire Hills Bancorp Inc.	44,684	1,362
	United Fire Group Inc.	44,162	1,351
	AMERISAFE Inc.	22,553	1,331
	Southside Bancshares Inc.	36,035	1,266
	Virtus Investment Partners Inc.	5,118	1,264
	Westamerica Bancorp	21,605	1,236
*	Green Dot Corp. Class A	111,503	1,145
	Apollo Commercial Real Estate Finance Inc.	100,388	929
	Brightsphere Investment Group Inc.	22,860	713
	ARMOUR Residential REIT Inc.	31,160	590
			428,400
Health Care (9.0%)
*	Hims & Hers Health Inc.	393,637	12,683
	Organon & Co.	534,278	8,479
*	ICU Medical Inc.	50,689	8,311
*	QuidelOrtho Corp.	136,722	5,606
*	Merit Medical Systems Inc.	49,539	5,147
	Premier Inc. Class A	217,453	4,980
	Select Medical Holdings Corp.	218,524	4,613
*	Ligand Pharmaceuticals Inc.	37,927	4,607
*	Prestige Consumer Healthcare Inc.	53,520	4,537
*	Omnicell Inc.	95,445	4,447
*	Fortrea Holdings Inc.	185,958	3,914
*	Corcept Therapeutics Inc.	67,567	3,897
*	Alkermes plc	123,098	3,572
*	Krystal Biotech Inc.	17,851	3,524
	Patterson Cos. Inc.	162,852	3,500
*	Integra LifeSciences Holdings Corp.	138,413	3,402
*	Inspire Medical Systems Inc.	15,494	2,987
	Concentra Group Holdings Parent Inc.	125,357	2,735
*	Addus HomeCare Corp.	21,568	2,649
*	Pediatrix Medical Group Inc.	175,381	2,624
*	Supernus Pharmaceuticals Inc.	68,662	2,511
	Embecta Corp.	119,750	2,494
*	Inari Medical Inc.	44,710	2,321
*	Tandem Diabetes Care Inc.	73,560	2,253
*	AdaptHealth Corp. Class A	219,637	2,203
*	Owens & Minor Inc.	153,649	2,070
*	Avanos Medical Inc.	95,627	1,832
	National HealthCare Corp.	13,590	1,701
*	Azenta Inc.	36,372	1,681
*	Pacira BioSciences Inc.	95,781	1,620
*	Xencor Inc.	61,652	1,578
*	Myriad Genetics Inc.	95,661	1,556
*	Harmony Biosciences Holdings Inc.	44,878	1,556
*	Protagonist Therapeutics Inc.	35,473	1,554
*	Vir Biotechnology Inc.	190,172	1,514
*	Cytek Biosciences Inc.	221,209	1,444
	US Physical Therapy Inc.	14,085	1,391
	Mesa Laboratories Inc.	11,232	1,316
*	STAAR Surgical Co.	39,814	1,159
*	Schrodinger Inc.	50,564	1,141
*	Innoviva Inc.	57,209	1,086
*	Certara Inc.	95,409	1,070
*	Artivion Inc.	35,974	1,062
*	Arcus Biosciences Inc.	66,115	1,021
	Phibro Animal Health Corp. Class A	42,218	987
*	AMN Healthcare Services Inc.	36,290	945
*	BioLife Solutions Inc.	29,744	817
	HealthStream Inc.	23,278	771

		Shares	Market Value ($000)
*	Fulgent Genetics Inc.	41,448	758
*	REGENXBIO Inc.	53,283	529
*	Ironwood Pharmaceuticals Inc. Class A	123,882	436
	Simulations Plus Inc.	13,538	430
			141,021
Industrials (17.1%)
	Robert Half Inc.	212,314	15,841
*	Alaska Air Group Inc.	261,797	13,771
*	Dycom Industries Inc.	60,377	10,938
	Air Lease Corp. Class A	169,761	8,641
*	Resideo Technologies Inc.	303,821	8,258
*	GEO Group Inc.	282,298	8,048
	ABM Industries Inc.	130,248	7,446
	Zurn Elkay Water Solutions Corp.	172,880	6,884
*	Gates Industrial Corp. plc	309,650	6,862
*	Everus Construction Group Inc.	105,788	6,735
	Hub Group Inc. Class A	127,774	6,598
*	Sunrun Inc.	463,834	5,348
	Werner Enterprises Inc.	128,294	5,245
*	CoreCivic Inc.	228,825	5,110
	Hillenbrand Inc.	145,660	4,957
*	Hayward Holdings Inc.	294,645	4,762
*	RXO Inc.	153,905	4,640
	Kennametal Inc.	161,596	4,638
*	Masterbrand Inc.	263,660	4,561
*	OPENLANE Inc.	225,456	4,554
	Enpro Inc.	23,935	4,526
	Arcosa Inc.	41,516	4,510
	Barnes Group Inc.	94,807	4,441
	Granite Construction Inc.	44,433	4,415
*	SkyWest Inc.	38,284	4,393
	Greenbrier Cos. Inc.	64,579	4,391
	Rush Enterprises Inc. Class A	70,608	4,374
*	Mercury Systems Inc.	104,778	4,310
*	JetBlue Airways Corp.	619,321	3,697
	UniFirst Corp.	18,407	3,697
	MillerKnoll Inc.	144,989	3,645
	Korn Ferry	46,006	3,604
	John Bean Technologies Corp.	26,423	3,330
*	DNOW Inc.	220,930	3,325
	Schneider National Inc. Class B	97,612	3,281
	Trinity Industries Inc.	85,582	3,226
	Interface Inc. Class A	120,986	3,212
*	Triumph Group Inc.	160,459	3,089
	Albany International Corp. Class A	33,688	2,793
	Pitney Bowes Inc.	324,148	2,613
	Allegiant Travel Co.	30,108	2,464
	Brady Corp. Class A	31,952	2,393
*	NV5 Global Inc.	108,290	2,356
	Griffon Corp.	27,163	2,290
	HNI Corp.	39,164	2,219
	Deluxe Corp.	91,820	2,128
	Apogee Enterprises Inc.	25,038	2,108
	Heidrick & Struggles International Inc.	42,188	1,947
*	DXP Enterprises Inc.	26,548	1,945
*	Healthcare Services Group Inc.	152,374	1,880
	Astec Industries Inc.	47,347	1,828
	Wabash National Corp.	91,383	1,812
	Enerpac Tool Group Corp. Class A	37,202	1,795
	Vestis Corp.	111,624	1,795
	CSG Systems International Inc.	29,926	1,640
	Lindsay Corp.	11,529	1,531
*	Forward Air Corp.	39,631	1,454
*	AAR Corp.	20,470	1,423
*	American Woodmark Corp.	14,237	1,292
*	Hertz Global Holdings Inc.	253,675	1,248
*	Enviri Corp.	166,353	1,231
*	Vicor Corp.	22,466	1,195
	Marten Transport Ltd.	63,581	1,105

		Shares	Market Value ($000)
	Kelly Services Inc. Class A	67,002	982
	Quanex Building Products Corp.	30,362	904
*	Proto Labs Inc.	18,421	759
*	Titan International Inc.	101,564	743
	Matthews International Corp. Class A	22,588	681
*	Sun Country Airlines Holdings Inc.	44,956	647
	Heartland Express Inc.	39,689	507
	National Presto Industries Inc.	5,837	465
	Insteel Industries Inc.	14,685	433
			265,909
Information Technology (8.5%)
*	Sanmina Corp.	113,355	9,001
*	DXC Technology Co.	375,226	8,443
*	Itron Inc.	47,562	5,637
*	Semtech Corp.	85,628	5,484
*	Plexus Corp.	31,626	5,199
*	TTM Technologies Inc.	211,464	5,155
*	Viavi Solutions Inc.	460,434	4,577
*	ACI Worldwide Inc.	80,383	4,567
*	NCR Voyix Corp.	301,607	4,376
*	Box Inc. Class A	117,784	4,133
	Benchmark Electronics Inc.	74,966	3,635
*	Ultra Clean Holdings Inc.	93,545	3,595
*	SiTime Corp.	16,335	3,469
	Advanced Energy Industries Inc.	29,721	3,419
*	NetScout Systems Inc.	148,117	3,241
*	Insight Enterprises Inc.	20,384	3,189
*	Impinj Inc.	14,676	2,821
*	Digi International Inc.	75,611	2,512
*	Diodes Inc.	37,530	2,439
*	ScanSource Inc.	47,197	2,379
*	Ichor Holdings Ltd.	69,965	2,292
*	DigitalOcean Holdings Inc.	59,161	2,253
	Xerox Holdings Corp.	240,444	2,198
*	BlackLine Inc.	35,348	2,192
*	Knowles Corp.	108,357	2,109
*	Sprinklr Inc. Class A	249,967	2,060
*	Alpha & Omega Semiconductor Ltd.	49,326	2,045
	Kulicke & Soffa Industries Inc.	41,896	2,029
*	Calix Inc.	62,121	2,021
	PC Connection Inc.	25,678	1,864
*	Extreme Networks Inc.	108,255	1,797
*	ePlus Inc.	21,567	1,744
	Adeia Inc.	135,684	1,644
*	Viasat Inc.	175,637	1,639
	Clear Secure Inc. Class A	61,285	1,586
	CTS Corp.	27,749	1,524
*	Cohu Inc.	57,506	1,518
*	Harmonic Inc.	111,109	1,424
	A10 Networks Inc.	81,276	1,386
*	Wolfspeed Inc.	138,513	1,327
*	Rogers Corp.	11,595	1,201
*	Penguin Solutions Inc.	64,829	1,176
*	SolarEdge Technologies Inc.	72,568	1,147
*	Photronics Inc.	39,479	983
*	MaxLinear Inc. Class A	60,208	911
*	CEVA Inc.	27,883	829
	SolarWinds Corp.	61,700	824
*	Corsair Gaming Inc.	92,087	677
*	N-able Inc.	52,261	546
			132,217
Materials (4.1%)
	Sealed Air Corp.	181,239	6,633
	Sylvamo Corp.	71,457	6,595
	Balchem Corp.	29,620	5,347
	HB Fuller Co.	57,759	4,441
*	O-I Glass Inc.	323,165	4,072
	Sensient Technologies Corp.	50,176	3,896
*	Ingevity Corp.	75,382	3,661

		Shares	Market Value ($000)
	Stepan Co.	43,932	3,378
*	MP Materials Corp.	152,410	3,211
	Minerals Technologies Inc.	33,398	2,724
	Kaiser Aluminum Corp.	33,093	2,690
*	Century Aluminum Co.	107,878	2,463
	Innospec Inc.	19,167	2,273
	SunCoke Energy Inc.	174,628	2,176
	Quaker Chemical Corp.	13,765	2,171
	Arch Resources Inc.	11,644	2,002
	AdvanSix Inc.	55,513	1,803
	Mativ Holdings Inc.	113,074	1,487
	Worthington Steel Inc.	22,293	1,000
	Koppers Holdings Inc.	19,926	766
*	Metallus Inc.	33,667	561
			63,350
Real Estate (9.1%)
	SL Green Realty Corp.	145,005	11,338
	Macerich Co.	489,679	10,386
*	Cushman & Wakefield plc	475,527	7,276
	Highwoods Properties Inc.	219,901	7,138
	Douglas Emmett Inc.	347,231	6,722
	Essential Properties Realty Trust Inc.	174,604	5,954
	LXP Industrial Trust	610,450	5,708
	Acadia Realty Trust	218,532	5,649
[1]	Medical Properties Trust Inc.	1,245,153	5,466
	Phillips Edison & Co. Inc.	124,622	4,923
	Retail Opportunity Investments Corp.	264,506	4,602
	CareTrust REIT Inc.	129,039	3,844
	Pebblebrook Hotel Trust	250,172	3,465
	Four Corners Property Trust Inc.	107,796	3,203
	Outfront Media Inc.	165,929	3,188
	Elme Communities	182,879	3,098
	JBG SMITH Properties	179,780	3,072
	Global Net Lease Inc.	411,073	3,046
	Alexander & Baldwin Inc.	150,852	2,969
	Innovative Industrial Properties Inc.	26,505	2,890
	Kennedy-Wilson Holdings Inc.	245,456	2,842
	American Assets Trust Inc.	98,670	2,806
*	Curbline Properties Corp.	103,795	2,518
	Easterly Government Properties Inc. Class A	201,255	2,479
	Urban Edge Properties	103,318	2,377
	Centerspace	31,787	2,305
	NexPoint Residential Trust Inc.	45,905	2,161
	Safehold Inc.	95,149	2,032
	Brandywine Realty Trust	358,097	2,005
	LTC Properties Inc.	51,482	1,987
	Getty Realty Corp.	59,001	1,940
	Veris Residential Inc.	100,736	1,838
	Uniti Group Inc.	243,317	1,438
	Xenia Hotels & Resorts Inc.	86,829	1,335
	Marcus & Millichap Inc.	29,412	1,224
	Hudson Pacific Properties Inc.	292,908	1,128
	Service Properties Trust	344,537	958
	Armada Hoffler Properties Inc.	80,204	886
	SITE Centers Corp.	51,879	805
	Summit Hotel Properties Inc.	109,824	723
	Whitestone REIT	46,241	681
	Universal Health Realty Income Trust	13,651	576
	Saul Centers Inc.	12,612	518
			141,499
Utilities (2.8%)
	MDU Resources Group Inc.	422,977	8,477
	Avista Corp.	163,302	6,318
	Clearway Energy Inc. Class C	196,599	5,798
	California Water Service Group	73,301	3,752
	MGE Energy Inc.	33,823	3,527
	Northwest Natural Holding Co.	80,290	3,518
	Chesapeake Utilities Corp.	25,641	3,378
	American States Water Co.	36,582	3,121

			Shares	Market Value ($000)
	SJW Group		35,286	1,966
	Middlesex Water Co.		19,996	1,308
	Clearway Energy Inc. Class A		45,274	1,259
	Unitil Corp.		18,505	1,111
				43,533
Total Common Stocks (Cost $1,322,812)				1,553,720
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund (Cost $11,269)	4.651%	112,714	11,270
Total Investments (100.5%) (Cost $1,334,081)				1,564,990
Other Assets and Liabilities—Net (-0.5%)				(7,840)
Net Assets (100%)				1,557,150
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,698,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,855,000 was received for securities on loan, of which $11,261,000 is held in Vanguard Market Liquidity Fund and $594,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	25	3,056	79

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.